CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Guarantee income	¥ 74,431,176	$ 10,197,029	¥ 212,121,156
Leasing income	11,534,923	1,580,278	57,430,571	¥ 155,522,046
Total Revenues	804,488,547	110,214,479	1,701,918,741	1,980,453,461
Operating cost and expenses
Cost of revenue	629,379,550	86,224,645	1,511,863,115	1,830,089,773
Sales and marketing	13,099,320	1,794,599	38,921,589	132,779,488
General and administrative	250,164,109	34,272,342	156,966,463	299,545,363
Research and development	5,467,033	748,980	30,114,175	45,958,842
Net loss (gain) on contingent risk assurance liabilities	(27,801,042)	(3,808,727)	25,631,610
Net loss on risk assurance liabilities | ¥				299,863,403
Provision (net recovery on provision) for credit losses	(269,865,102)	(36,971,367)	(136,485,155)	319,359,716
Impairment loss from goodwill | ¥			148,657,971
Loss from changes in fair value of receivable for bitcoin collateral	25,150,893	3,445,658
Total operating cost and expense	625,594,761	85,706,130	1,775,669,768	2,927,596,585
Income (loss) from operations	178,893,786	24,508,349	(73,751,027)	(947,143,124)
Interest income	106,317,885	14,565,491	79,164,929	43,732,652
Net investment income (loss)	8,788,576	1,204,030	24,093,019	(9,810,585)
Interest expense	(659,217)	(90,312)	(4,099,783)	(16,809,263)
Foreign exchange gain, net	1,650,777	226,156	1,099,229	5,918,231
Other income	8,261,705	1,131,849	30,701,851	52,066,718
Other expenses	(2,116,893)	(290,013)	(1,624,789)	(2,465,972)
Net income (loss) before income taxes	301,136,619	41,255,550	55,583,429	(874,511,343)
Income tax expenses	(1,321,573)	(181,055)	(93,456,703)	(236,696,540)
Net income (loss)	299,815,046	41,074,495	(37,873,274)	(1,111,207,883)
Net income (loss) attributable to Cango Inc.'s shareholders	¥ 299,815,046	$ 41,074,495	¥ (37,873,274)	¥ (1,111,207,883)
Weighted average shares used to compute (losses) earnings per Class A and Class B share:
Basic (in shares)	208,197,617	208,197,617	243,048,785	274,084,890
Diluted (in shares)	233,032,722	233,032,722	243,048,785	274,084,890
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	¥ 41,032,858	$ 5,621,478	¥ 45,489,264	¥ 253,877,012
Total comprehensive (loss) income, net of tax	340,847,904	46,695,973	7,615,990	(857,330,871)
Total comprehensive (loss) income attributable to Cango Inc.'s shareholders	¥ 340,847,904	$ 46,695,973	¥ 7,615,990	¥ (857,330,871)
Class A and Class B Ordinary Shares
(Losses) earnings per Class A and Class B ordinary share:
Basic (in dollars per share) | (per share)	¥ 1.44	$ 0.2	¥ (0.16)	¥ (4.05)
Diluted (in dollars per share) | (per share)	1.29	0.18	(0.16)	(4.05)
(Losses) earnings per ADS (2 ordinary shares equal 1 ADS):
Basic (in dollars per share) | (per share)	1.44	0.2	(0.16)	(4.05)
Diluted (in dollars per share) | (per share)	1.29	0.18	(0.16)	(4.05)
American depository shares
(Losses) earnings per Class A and Class B ordinary share:
Basic (in dollars per share) | (per share)	2.88	0.39	(0.31)	(8.11)
Diluted (in dollars per share) | (per share)	2.57	0.35	(0.31)	(8.11)
(Losses) earnings per ADS (2 ordinary shares equal 1 ADS):
Basic (in dollars per share) | (per share)	2.88	0.39	(0.31)	(8.11)
Diluted (in dollars per share) | (per share)	¥ 2.57	$ 0.35	¥ (0.31)	¥ (8.11)
Weighted average shares used to compute (losses) earnings per Class A and Class B share:
Basic (in shares)	104,100,000	104,100,000	85,040,000.00	100,550,000
Diluted (in shares)	116,520,000	116,520,000	121,530,000	137,040,000.00
Bitcoin mining income
Revenues
Revenues	¥ 652,986,472	$ 89,458,780
Automobile trading income
Revenues
Revenues	6,285,166	861,064	¥ 1,309,633,693	¥ 1,596,306,698
Loan facilitation income and other related income
Revenues
Revenues	15,776,386	2,161,356	19,962,063	146,428,758
After-market services income
Revenues
Revenues	41,227,512	5,648,146	65,388,466	71,456,769
Others
Revenues
Revenues	¥ 2,246,912	$ 307,826	¥ 37,382,792	¥ 10,739,190